16) Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Balance On [Member]
Deferred income tax and social contribution
Provisions for credit losses		R$ 45,750,275	R$ 39,656,446		R$ 31,642,800
Provision for contingencies		10,423,896	10,462,850		7,534,723
Impairment of securities and investments		3,750,503	2,789,316		1,889,028
Adjustment to fair value of securities		991,069	1,346,668		2,198,742
Other		6,570,827	6,376,906		3,336,145
Total deductible taxes on temporary differences		67,486,570	60,632,186		46,601,438
Income tax and social contribution losses in Brazil and overseas		18,609,868	7,882,821		6,679,495
Total deferred tax assets	[1]	86,096,438	68,515,007		53,280,933
Deferred tax liabilities	[1]	10,361,826	10,025,555		5,798,953
Net deferred taxes	[1]	75,734,612	58,489,452		R$ 47,481,980
Amount Recorded [Member]
Deferred income tax and social contribution
Provisions for credit losses		11,625,279	14,212,786	[2]
Provision for contingencies		1,803,110	4,790,532	[2]
Impairment of securities and investments		1,607,701	1,967,811	[2]
Adjustment to fair value of securities		633,811	1,339,401	[2]
Other		3,611,893	5,025,820	[2]
Total deductible taxes on temporary differences		19,281,794	27,336,350	[2]
Income tax and social contribution losses in Brazil and overseas		10,870,039	1,498,083	[2]
Total deferred tax assets	[1]	30,151,833	28,834,433	[2]
Deferred tax liabilities	[1]	3,071,916	5,011,070	[2]
Net deferred taxes	[1]	27,079,917	23,823,363	[2]
Realized / Decrease [Member]
Deferred income tax and social contribution
Provisions for credit losses		(5,531,450)	(6,199,140)
Provision for contingencies		(1,842,064)	(1,862,405)
Impairment of securities and investments		(646,514)	(1,067,523)
Adjustment to fair value of securities		(989,410)	(2,191,475)
Other		(3,417,972)	(1,985,059)
Total deductible taxes on temporary differences		(12,427,410)	(13,305,602)
Income tax and social contribution losses in Brazil and overseas		(142,992)	(294,757)
Total deferred tax assets	[1]	(12,570,402)	(13,600,359)
Deferred tax liabilities	[1]	(2,735,645)	(784,468)
Net deferred taxes	[1]	R$ (9,834,757)	R$ (12,815,891)

[1]	Deferred income and social contribution tax assets and liabilities are offset in the statement of financial position by taxable entity, and were R$9,112,176 thousand in 2020 (R$8,944,952 thousand in 2019);
[2]	It includes the effect of R$6,403,185 thousand, referring to the increase in the social contribution rate on banks' net income from 15% to 20% on temporary differences and negative basis, as established in Constitutional Amendment No. 103 promulgated in November 2019.